11. Stockholders Deficit (Tables)	3 Months Ended
Mar. 31, 2015
Equity [Abstract]
Common Stock

Transaction Type		Quantity	Valuation	Range of Value per Share

December 31, 2014
Common stock issued in exercise of warrants	(1)	1,000,000	$1,000	$0.001
Common stock issued per mutual release and waiver	(2)	250,000	$62,500	$0.25
		1,250,000	$63,500	$0.001 - 0.25
March 31, 2015
Common stock issued per Agreement and Waiver and Agreement to Convert	(3)	1,601,243	$400,311	$0.25
		1,601,243	$400,311	$0.25

Total		2,851,243	$463,811	$0.001 - 0.025

Stock Options
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In Years)	Aggregate Intrinsic Value

Balance - December 31, 2013 - outstanding	300,000	0.375	4.67	—
Exercised	—	—	—	—
Granted	—	—	—	—
Forfeited/Cancelled	(100,000)	—	—	—
Balance- December 31, 2014	200,000	0.375	3.67	—
Exercised	—	—	—	—
Granted	—	—	—	—
Forfeited/Cancelled	—	—	—	—
Balance- March 31, 2015	200,000	0.375	3.43	—

Stock Warrants
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)

Balance, December 31, 2013	4,338,884	$0.242	4.9
Granted	5,390,100	0.375	5.0
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, December 31, 2014	9,728,984	$0.375	4.4
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, December 31, 2013	9,728,984	$0.375	3.9